Income Taxes - Schedule of Income before Income Tax, Domestic and Foreign (Details) - USD ($) $ in Thousands	2 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Aug. 26, 2017	Aug. 29, 2015	Jul. 06, 2017	Aug. 27, 2016	Dec. 27, 2014
Entity Information [Line Items]
Domestic	$ 78
Foreign	662
Total	$ 740
(Predecessor)
Entity Information [Line Items]
Domestic		$ (9,171)	$ (690)	$ 17,674	$ 23,752
Foreign		(477)	2,775	(133)	(173)
Total		$ (9,648)	$ 2,085	$ 17,541	$ 23,579